Operating expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost Of Goods Sold [Line items]
Research and development	€ 34,325,000	€ 26,651,000	€ 15,861,000
Selling, general and administrative expenses	28,461,000	21,687,000	18,855,000
Other income and expenses	(1,008,000)	(544,000)	(283,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development	39,234,000	35,125,000	31,448,000
Selling, general and administrative expenses	28,461,000	21,687,000	18,855,000
Other income and expenses	(1,091,000)	(1,549,000)	(406,000)
For the year ended December 31	66,604,000	55,263,000	49,897,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development	4,909,000	8,474,000	15,587,000
Other income and expenses	(83,000)	(1,005,000)	(123,000)
For the year ended December 31	4,826,000	7,469,000	15,464,000
Operating expense member
Cost Of Goods Sold [Line items]
Research and development	34,325,000	26,651,000	15,861,000
Selling, general and administrative expenses	28,461,000	21,687,000	18,855,000
Other income and expenses	(1,008,000)	(544,000)	(283,000)
For the year ended December 31	€ 61,778,000	€ 47,794,000	€ 34,433,000